Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories

Note 4 — Inventories

Inventory amounted to $57.0 million and $57.5 million as of March 31, 2023 and December 31, 2022, respectively, and consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Raw materials	$39,412	$40,271
Work in process	3,213	4,618
Finished goods	14,382	12,651
Total inventories	$57,007	$57,540

Inventories as of March 31, 2023 and December 31, 2022 was comprised of raw materials, work in progress related to the production of vehicles for sale and finished goods inventory including vehicles in transit to fulfill customer orders, new vehicles and Energy Services products available for sale and new vehicles awaiting final pre-delivery quality review inspection.

Note 4 – Inventories

Inventory as of December 31, 2022 and 2021 was comprised of raw materials, work in progress related to the production of vehicles for sale and finished goods inventory including vehicles in transit to fulfill customer orders, new vehicles available for sale, and new vehicles awaiting final pre-delivery quality review inspection. Inventories are stated at the lower of cost or net realizable value. Cost is computed using average cost. Inventory write-downs are based on reviews for obsolescence determined primarily by current and future demand forecasts. During the years ended December 31, 2022 and 2021, the Company recorded inventory write-downs of $5.7 million and $1.0 million, respectively, to reduce inventories to their net realizable values and for any excess or obsolete inventories.

Inventory amounted to $57.5 million and $30.9 million, respectively, for the years ended December 31, 2022 and 2021 and consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Raw materials	$40,271	$19,323
Work in process	4,618	10,659
Finished goods	12,651	901
Total inventories	$57,540	$30,883